Summary of Fixed Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Leasehold improvements	Shorter of the lease term or the estimated useful life
Buildings	$ 116,157	$ 71,009
Furniture and equipment	92,919	63,985
Leasehold improvements	206,328	165,397
Land	50,882	29,678
Total fixed assets	466,286	330,069
Accumulated depreciation and amortization	(125,910)	(92,912)
Fixed assets, net	$ 340,376	$ 237,157
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	40 years
Furniture And Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	3 years
Furniture And Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, useful life	10 years